Disclosures on shareholdings in accordance with IFRS 12	12 Months Ended
Sep. 30, 2022
Disclosure of subsidiaries [abstract]
Disclosures on shareholdings in accordance with IFRS 12
16. Disclosures on shareholdings in accordance with IFRS 12

As of September 30, 2022, SIGNA Sports United Group comprised the following material companies which were included in the scope of consolidation:

Name	Principal place of business, Country	Sum of the direct and indirect shares as of September 30, 2022	Type of interest [1]	Sum of the direct and indirect shares as of September 30, 2021	Type of interest [1]
SIGNA Sports NV	Berlin, Germany
SIGNA Sports United GmbH	Berlin, Germany	100.0%	FC	—%	—
Olympics I Merger Sub, LLC	George Town, Cayman Islands,UK	100.0%	FC	—%	—
OUTFITTER Teamsport GmbH	Großostheim, Germany	100.0%	FC	100.0%	FC
Teamstolz GmbH	Ehingen, Germany	55.0%	AE	55.0%	AE
SIGNA SPORTS CENTRO TÉCNICO SL	Barcelona, Spain	100.0%	FC	100.0%	FC
Score Invest SAS	Holtzheim, France	80.6%	FC	80.6%	FC
Tennis-Point GmbH	Herzebrock-Clarholz, Germany	100.0%	FC	100.0%	FC

MRS Tennis AG	Dietikon, Switzerland	100.0%	FC	100.0%	FC
Tennis-Point Handels GmbH	Graz, Austria	100.0%	FC	100.0%	FC
TENNIS POINT SPOR MALZEMELERI LIMITED SIRKETI	Serik Antalya, Turkey	100.0%	FC	100.0%	FC
Tennis-Point Iberia S.L.	Barcelona, Spain	100.0%	FC	100.0%	FC
Tennis-Point d.o.o.	Bol, Croatia	100.0%	FC	100.0%	FC
Tennis Point Italia SRL	Bruneck, Italy	100.0%	FC	100.0%	FC
Midwest Sports Supply LLC.	Cincinnati, USA	60.6%	FC	60.6%	FC
Ballside GmbH	Rostock, Germany	100.0%	FC	100.0%	FC
Tennis Express LLC	Houston, USA	66.7%	FC	—%	FC
Publikat GmbH	Großostheim, Germany	100.0%	FC	100.0%	FC
SIGNA Sport Online GmbH	Munich, Germany	100.0%	FC	100.0%	FC
Internetstores Holding GmbH	Stuttgart, Germany	100.0%	FC	100.0%	FC
Internetstores GmbH	Stuttgart, Germany	100.0%	FC	100.0%	FC
Bikester Sweden Retail Stores AB	Stockholm, Sweden	100.0%	FC	100.0%	FC
Addnature AB	Stockholm, Sweden	100.0%	FC	100.0%	FC
Probikeshop-Dolphin France SAS	Saint Etienne, France	100.0%	FC	100.0%	FC
E-Procall	Saint Etienne, France	100.0%	FC	100.0%	FC
E-Prolog	Chapponay, France	—%	0	100.0%	FC
SIGNA Beteiligung I Verwaltungs UG (haftungsbeschränkt)	Munich, Germany	100.0%	FC	100.0%	FC
SIGNA Beteiligung I UG (haftungsbeschränkt) & Co KG	Munich, Germany	100.0%	FC	100.0%	FC
Sports Data Services GmbH (formally known as INSIGNA GmbH)	Munich, Germany	100.0%	FC	100.0%	FC
SIGNA AppVentures GmbH	Munich, Germany	100.0%	FC	100.0%	FC
AEON SIGNA Sports United Co., Ltd.	Chiba, Japan	50.0%	AE	50.0%	AE
Sports North America Holding Corp.	New York, USA	100.0%	FC	—%	—
SSU Midwest Acqusition Corp.	New York, USA	100.0%	FC	—%	—
Sports Media Services Gmbh	Berlin, Germany	100.0%	FC	—%	—
Mapil TopCo Limited	Portsmouth, United Kingdom	100.0%	FC	—%	—
Mapil MidCo 1 Limited	Portsmouth, United Kingdom	100.0%	FC	—%	—
Mapil MidCo 2 Limited	Portsmouth, United Kingdom	100.0%	FC	—%	—
Mapil Bidco Limited	Portsmouth, United Kingdom	100.0%	FC	—%	—
Ensco 503 Limited	Portsmouth, United Kingdom	100.0%	FC	—%	—
Wiggle Limited	Portsmouth, United Kingdom	100.0%	FC	—%	—

Peleton Topco Limited	Portsmouth, United Kingdom	100.0%	FC	—%	—
Peleton Midco 1 Limited	Portsmouth, United Kingdom	100.0%	FC	—%	—
Chain Reaction Cycles Limited	Portsmouth, United Kingdom	100.0%	FC	—%	—
Hotlines Europe Limited	Edinburgh, United Kingdom	100.0%	FC	—%	—
Chain Reaction Cycles Retail Limited	Belfast, United Kingdom	100.0%	FC	—%	—
Taiwan Chain Reaction Co. Ltd	Yuanlin, Taiwan	100.0%	FC	—%	—
Wiggle Australia Pty Limited	Portsmouth, United Kingdom	100.0%	FC	—%	—
WiggleCRC US LLC	Portsmouth, United Kingdom	100.0%	FC	—%	—

1     FC: Full consolidation,
AE: At-equity

Although, the Group has half of the voting rights of AEON SIGNA Sports United Co., Ltd. and Teamstolz GmbH, management decided that the Group has no control over these investees, AEON SIGNA Sports United Co., Ltd and Teamstolz GmbH are accounted for at-equity.